DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund -- Michigan Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                                                        ANNUALIZED
                                                                        TOTAL RETURN*                DISTRIBUTION RATE**
                                                                        ___________                   ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.43%                           4.73%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.17%                           4.44%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.03%                           4.20%

THE ECONOMY

   In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C., the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

   Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

   The Fed's responsibility is to enact monetary policy that anticipates future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

   The environment for fixed income securities during the past six months has been extremely positive, continuing a trend toward lower long-term interest rates that began in the spring of 1997. As has been the case for much of this decline in rates, economic fundamentals have not been a primary influence on the bond market. They have been pushed aside by other factors which created a flight to quality into U.S. Government securities as a safe haven while many other markets were in temporary disarray. The primary engine for lower rates has been the economic crisis which began in Asia and has since spread to Russia and Latin America, and now appears to be affecting the U.S. economy. The threat of an economic slowdown in the U.S., coupled with a potential global credit crunch, forced the Fed to lower the Federal Funds target rate 25 basis points twice in a two-week span (September 29 and October 15) in order to buy some insurance against a possible U.S. recession in 1999. It is likely that the Fed will maintain an accommodative stance toward interest rates in the near future as the current global economic slump shows no sign of ending.

   Municipal securities benefited from the general decline in interest rates during the period, although to a lesser degree than U.S. Treasuries. The fact that municipals do not command safe-haven status, combined with a general decrease in demand as long tax-free bonds yield less than 5%, were the primary reasons for the underperformance versus U.S. Treasuries. Also, many corporate-backed municipals performed poorly due to reduced earnings prospects in a slower economy. This underperformance can easily be seen as the municipal/Treasury yield ratio (as measured by the Bond Buyer Revenue Bond Index/30-year Treasury yield) increased from 93% to 101%. The combination of attractive yields relative to Treasuries, a slowing economy, and a bias toward lower short-term interest rates bodes well for municipal securities going forward.

PORTFOLIO OVERVIEW

   The primary objective in managing the Series continues to be the realization of income exempt from both Federal and Michigan income taxes. In pursuing this goal, the Series maintains a nucleus of high-coupon, income-generating securities which produce an attractive level of tax-free income while providing stability during flat to declining markets. However, as the trend toward lower interest rates has become more pronounced, strategy has also focused on lengthening the duration of the Series to capture more price appreciation should
interest    rates    continue    to    decline    as    we    anticipate.

   We view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At present, approximately 56% of the Series is invested in securities which are rated "AAA" and 78% is invested in those rated "A" or better, up from 75% at the start of the period

   While it is difficult at best to predict the future of interest rates, we feel the Series is well balanced at present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the Series appropriately.

           Sincerely,

       [Richard J. Moynihan signature logo]

           Richard J. Moynihan

           Director, Municipal Portfolio Management

           The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the contingent applicable deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Michigan residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the (annualized) period, divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments--96.5%                                                              Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________

Michigan--96.2%

Brighton Area School District, Refunding:
  Zero Coupon, 5/1/2014 (Insured: AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,000,000    $    3,800,080

  Zero Coupon, 5/1/2020 (Insured: AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         1,703,750

Capital Region Airport Authority, Airport Revenue

  6.70%, 7/1/2021 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,755,475

Chippewa County Hospital Finance Authority, Revenue, Refunding

  5.625%, 11/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,625,000         1,661,254

Chippewa Valley Schools, Refunding 7%, 5/1/2010 (Prerefunded 5/1/2001) (a) . . . . . . . .          1,275,000         1,398,445

Clarkston Community School 5.75%, 5/1/2016 (Insured; FGIC) (Prerefunded 5/1/2005) (a). . .          1,340,000         1,486,301

Detroit:

  (Unlimited Tax) 6.35%, 4/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,110,000         3,382,032

  Water Supply Systems Revenue, Refunding

    8.967%, 7/1/2022 (Insured; FGIC) (b) . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,781,250

Detroit Downtown Development Authority, Tax Increment Revenue, Refunding

  (Development Area Number 1 Projects) 4.75%, 7/1/2025 (Insured; MBIA) . . . . . . . . . .          8,000,000         7,632,960

Fowlerville Community Schools School District 5.60%, 5/1/2016 (Insured; MBIA). . . . . . .          2,995,000         3,182,786

Grand Rapids Housing Finance Authority, Multi-Family Revenue, Refunding

  7.625%, 9/1/2023 (Collateralized; FNMA)  . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,109,910

Grand Valley State University, College and University Revenue

  5.50%, 2/1/2018 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,570,000         2,782,359

Huron Valley School District, Refunding

  Zero Coupon, 5/1/2018 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          6,370,000         2,412,956

Kalamazoo Hospital Finance Authority, Hospital Facilities Revenue, Refunding:

  (Borgess Medical Center) 6.25%, 6/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . .          2,000,000         2,345,800

  (Bronson Methodist Hospital) 5.75%, 5/15/2016 (Insured; MBIA)  . . . . . . . . . . . . .          2,500,000         2,669,200

Kenowa Hills Public Schools 5.875%, 5/1/2021 (Insured; MBIA) . . . . . . . . . . . . . . .          3,360,000         3,619,728

Kent County, Airport Facilities Revenue (Kent County International Airport):

  5.90%, 1/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,145,000         1,242,600

  5.90%, 1/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,095,000         1,183,542

  6.10%, 1/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,280,170

Lake Orion Community School District, Refunding 5.80%, 5/1/2015 (Insured; AMBAC) . . . . .          2,085,000         2,245,232

Lapeer Economic Development Corp., Ltd. Obligation Revenue

  (Lapeer Health Services Project) 8.625%, 2/1/2020 (Prerefunded 2/1/2000) (a) . . . . . .          2,000,000         2,162,700

Leslie Public School (Ingham and Jackson Counties School Building and Site)

  Refunding 6%, 5/1/2015 (Insured; AMBAC) (Prerefunded 5/1/2005) (a) . . . . . . . . . . .          1,000,000         1,123,390

Michigan Building Authority, Lease Revenue 6.75%, 10/1/2007 (Insured; AMBAC) . . . . . . .          1,600,000         1,758,336

Michigan Higher Education Student Loan Authority, Student Loan Revenue:

  6.875%, 10/1/2007 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,384,347

  7.55%, 10/1/2008 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,231,167

  6.125%, 9/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,520,000         1,622,478



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________
Michigan (continued)

Michigan Hospital Finance Authority, HR:

  (Crittenton Hospital) 6.70%, 3/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,250,000    $    2,477,250

  (Daughters of Charity National Health Systems--Providence Hospital)

    7%, 11/1/2021 (Prerefunded 11/1/2001) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,700,000         3,002,265

  Refunding:

    (Chelsea Community Hospital) 5.375%, 5/15/2019 . . . . . . . . . . . . . . . . . . . .          1,000,000           998,120

    (Detroit Medical Center) 8.125%, 8/15/2012 . . . . . . . . . . . . . . . . . . . . . .            220,000           225,238

    (Genesys Health Systems) 8.125%, 10/1/2021 (Prerefunded 10/1/2005) (a) . . . . . . . .          5,000,000         6,306,500

    (Hackley Hospital Obligated Group) 5%, 5/1/2018  . . . . . . . . . . . . . . . . . . .          1,250,000         1,205,487

    (McClaren Health Care Corp.) 5%, 6/1/2019 (Insured; MBIA)  . . . . . . . . . . . . . .          1,000,000           989,180

    (Middle Michigan Obligated Group) 6.625%, 6/1/2010 (Prerefunded 6/1/2000) (a)  . . . .          2,000,000         2,097,900

    (Sinai Hospital of Greater Detroit) 6.70%, 1/1/2026  . . . . . . . . . . . . . . . . .          2,500,000         2,789,100

    (Sisters of Mercy Health Corp.) 6.25%, 2/15/2009 (Insured; FSA)  . . . . . . . . . . .          1,065,000         1,155,972

Michigan Housing Development Authority:

  (Home Improvement Program) 7.65%, 12/1/2012  . . . . . . . . . . . . . . . . . . . . . .          1,755,000         1,822,304

  Rental Housing Revenue:

    6.50%, 4/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,166,740

    7.70%, 4/1/2023 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,185,000         4,476,862

Michigan Housing Representatives, COP:

  Zero Coupon, 8/15/2022 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . .          7,325,000         2,198,526

  Zero Coupon, 8/15/2023 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . .          2,615,000           745,798

Michigan Municipal Bond Authority, Revenue (State Revolving Fund):

  6.50%, 10/1/2014 (Prerefunded 10/1/2004) (a) . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,876,725

  6.50%, 10/1/2017 (Prerefunded 10/1/2004) (a) . . . . . . . . . . . . . . . . . . . . . .          3,500,000         4,027,415

Michigan State University, College and University Revenue

  5%, 2/15/2026 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,200,000         6,122,190

Michigan Strategic Fund, Limited Obligation Revenue:

  (Northeastern Community Mental Health Foundation) 8.25%, 1/1/2009  . . . . . . . . . . .          1,350,000         1,395,468

  (NSF International Project) 5.75%, 8/1/2019 (LOC; First of America Bank) . . . . . . . .          3,000,000         3,158,580

  Refunding (Ledyard Association Ltd. Partnership Project)

    6.25%, 10/1/2011 (Insured; ITT Lyndon Property Insurance Co.)  . . . . . . . . . . . .          3,075,000         3,432,131

  SWDR, Refunding (Genesee Power Station Project) 7.50%, 1/1/2021  . . . . . . . . . . . .          3,000,000         3,261,840

Monroe County:

 PCR (Detroit Edison Project):

    7.50%, 12/1/2019 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,650,000         4,971,176

    7.875%, 12/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,720,000         2,889,701

    7.65%, 9/1/2020 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,437,425

    6.55%, 6/1/2024 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,700,000         1,883,685

  Water Supply Systems (Frenchtown Charter Township Water Treatment

    and Distribution Systems) 6.50%, 5/1/2013 (Prerefunded 5/1/2000) (a) . . . . . . . . .          2,500,000         2,659,175

Monroe County Economic Development Corp., Ltd. Obligation Refunding, Revenue

  (Detroit Edison Co. Project) 6.95%, 9/1/2022 (Insured; FGIC) . . . . . . . . . . . . . .          2,000,000         2,560,960

Northville, Special Assessment (Wayne County) 7.875%, 1/1/2006 . . . . . . . . . . . . . .          1,685,000         1,731,085



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________
Michigan (continued)

Northwestern Michigan College, Community College Improvement Revenue, Refunding

  7%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,800,000    $    1,960,722

Oakland County Economic Development Corp., Ltd. Obligation Revenue

 (Pontiac Osteopathic Hospital Project)

  9.625%, 1/1/2020 (Prerefunded 1/1/2000) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,575,000         1,713,663

Redford Unified School District, Refunding:

  5.25%, 5/1/2011 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,990,000         2,144,364

  5.50%, 5/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,260,000         1,369,532

Rockford Public Schools, Refunding (Kent County School Building and Site)

  7.375%, 5/1/2019 (Prerefunded 5/1/2000) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,130,880

Romulus Community Schools, Refunding

  Zero Coupon 5/1/2020 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,385,000           471,939

Romulus Economic Development Corp., Ltd. Obligation EDR

 Refunding (Romulus Hir Ltd. Partnership Project)

  7%, 11/1/2015 (Insured; ITT Lyndon Property Insurance Co.) . . . . . . . . . . . . . . .          3,700,000         4,143,630

South Lyon Community Schools (School Building)

  6.375%, 5/1/2018 (Prerefunded 5/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,657,335

Saint John's Public Schools, Refunding 5.10%, 5/1/2025 (Insured; FGIC) . . . . . . . . . .          1,790,000         1,841,463

Wayne Charter County, Airport Revenue:

  (Detroit Metropolitan Wayne County Airport) 5%, 12/1/2022  . . . . . . . . . . . . . . .          4,650,000         4,519,754

  Special Facilities (Northwest Airlines Inc.) 6.75%, 12/1/2015  . . . . . . . . . . . . .          5,735,000         6,321,289

U.S. Related--.3%

Puerto Rico Housing Finance Corp., MFMR

  7.50%, 4/1/2022 (LOC; Government Development Bank) . . . . . . . . . . . . . . . . . . .            405,000           431,892

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $152,551,008)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $166,729,509

                                                                                                                  _____________


Short-Term Municipal Investments--.8%
-------------------------------------------------------

Michigan;

Midland County Economic Development Corp., Economic Development Limited

 Obligation Revenue, VRDN (Dow Chemical Co. Project) 3.85% (c)

  (cost $1,400,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,400,000    $    1,400,000

                                                                                                                  _____________

TOTAL INVESTMENTS

  (cost $153,951,008)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              97.3%      $168,129,509

                                                                                                     _______      _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.7%    $    4,712,206

                                                                                                     _______      _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $172,841,715

                                                                                                     _______      _____________

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

EDR         Economic Development Revenue                                           Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    MFMR        Multi-Family Mortgage Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SWDR        Solid Waste Disposal Revenue

HR          Hospital Revenue                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          __________________             ____________________
AAA                                Aaa                               AAA                                 55.8%

AA                                 Aa                                AA                                   12.0

A                                  A                                 A                                    10.6

BBB                                Baa                               BBB                                   5.6

F1                                 Mig1                              SP1                                    .8

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                        15.2

                                                                                                       _______

                                                                                                        100.0%

                                                                                                       _______

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)Inverse   floater   security--the   interest  rate  is  subject  to  change
periodically.

(c)Securities payable on demand. Variable interest rate--subject to periodic change.

(d)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $153,951,008      $168,129,509

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              333,343

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,814,839

                                 Receivable for investment securities sold . . . . . . . .                            1,690,764

                                 Receivable for shares of Beneficial Interest subscribed . .                             44,827

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               13,021

                                                                                                                  _____________

                                                                                                                    173,026,303

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               80,811

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               47,235

                                 Payable for shares of Beneficial Interest redeemed  . . .                               22,234

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               34,308

                                                                                                                  _____________

                                                                                                                        184,588

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $172,841,715

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $156,864,838

                                 Accumulated net realized gain (loss) on investments . . .                            1,798,376

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           14,178,501

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $172,841,715
                                                                                                                  -------------


                               NET ASSET VALUE PER SHARE
                              __________________________

                                                                                Class A           Class B           Class C
                                                                              _____________     _____________     _____________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $148,302,903       $22,726,124    $    1,812,688

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,326,049         1,429,454           113,972

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .             $15.90            $15.90            $15.90
                                                                                    _______           _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                                SIX MONTHS ENDED
                                                                                                  OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $5,102,994

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $   476,260

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            281,480

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .             59,119

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             11,962

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              8,281

                                 Prospectus and shareholders' reports  . . . . . . . . . .              8,179

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              5,506

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .                897

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                424

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              8,715

                                                                                                  ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                              860,823

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,242,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .        $   794,362

                                 Net unrealized appreciation (depreciation) on investments . .      2,392,399

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            3,186,761

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $7,428,932
                                                                                                                    ------------


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                          October 31, 1998    Year Ended
                                                                                            (Unaudited)      April 30, 1998
                                                                                         ________________  ________________
OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     4,242,171   $     8,911,505

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .           794,362         1,713,224

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . .         2,392,399         3,824,470

                                                                                             _____________     _____________

         Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . .         7,428,932        14,449,199

                                                                                             _____________     _____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (3,728,903)       (7,955,561)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (492,097)         (937,724)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (21,171)          (18,220)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --           (75,069)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --            (9,870)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --              (252)

                                                                                             _____________     _____________

         Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (4,242,171)       (8,996,696)

                                                                                             _____________     _____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,925,920         4,897,519

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,832,209         3,020,561

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,256,793           385,397

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,102,762         4,509,960

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           293,343           559,930

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,656            10,205

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (8,718,572)      (20,589,778)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,736,224)       (2,589,595)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (110,712)           (4,831)

                                                                                             _____________     _____________

         Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . .        (1,143,825)       (9,800,632)

                                                                                             _____________     _____________

           Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .         2,042,936        (4,348,129)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       170,798,779       175,146,908

                                                                                             _____________     _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $172,841,715      $170,798,779

                                                                                             _____________     _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       Shares
                                                                                        __________________________________

                                                                                         Six Months Ended
                                                                                         October 31, 1998     Year Ended
                                                                                           (Unaudited)      April 30, 1998
                                                                                        ________________   ________________
CAPITAL SHARE TRANSACTIONS:

  Class A

  _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         184,917            313,349

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         132,491            288,987

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (551,005)        (1,320,623)

                                                                                              __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (233,597)          (718,287)

                                                                                              __________         __________


   Class B

   _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         178,823            193,841

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          18,484             35,883

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (109,494)          (165,925)

                                                                                              __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          87,813             63,799

                                                                                              __________         __________

   Class C

   _______

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          79,305             24,716

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .             670                651

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,000)              (306)

                                                                                              __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          72,975             25,061
                                                                                              __________         __________

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                 Class A Shares
                                                      _________________________________________________________________

                                                      Six Months Ended
                                                      October 31, 1998                   Year Ended April 30,
                                                                            _____________________________________________

PER SHARE DATA:                                         (Unaudited)         1998      1997       1996       1995       1994
                                                        __________         ______    ______     ______     ______     ______
   Net asset value, beginning of period  . . . . . .      $15.61           $15.14    $15.15     $15.14     $15.27     $15.65
                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .40              .80       .81        .83        .85        .89

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .         .29              .48       .21        .20        .11       (.30)
                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .69             1.28      1.02       1.03        .96        .59
                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.40)            (.80)     (.81)      (.83)      (.85)      (.89)

   Dividends from net realized gain on investments . .       .--             (.01)     (.22)      (.19)      (.24)      (.08)
                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .        (.40)            (.81)    (1.03)     (1.02)     (1.09)      (.97)
                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $15.90           $15.61    $15.14     $15.15     $15.14     $15.27
                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN (1). . . . . . . . . . . . .        8.79%(2)         8.55%     6.89%      6.81%      6.65%      3.65%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .93%(2)          .92%      .91%       .93%       .92%       .81%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        4.97%(2)         5.12%     5.34%      5.35%      5.66%      5.56%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .          --               --        --         --        .01%       .11%

   Portfolio Turnover Rate . . . . . . . . . . . . .       17.70%(3)        41.46%    22.32%     56.88%     48.30%     19.96%

   Net Assets, end of period (000's Omitted) . . . .    $148,303         $149,221  $155,568   $166,538   $176,604   $187,405
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                 Class B Shares
                                                      _________________________________________________________________

                                                      Six Months Ended
                                                      October 31, 1998                   Year Ended April 30,
                                                                            _____________________________________________

PER SHARE DATA:                                         (Unaudited)         1998      1997       1996       1995       1994
                                                        __________         ______    ______     ______     ______     ______

   Net asset value, beginning of period  . . . . . .      $15.61           $15.13    $15.15     $15.13     $15.27     $15.64
                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .36              .72       .74        .75        .77        .80

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .         .29              .49       .20        .21        .10      (.29)
                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .65             1.21       .94        .96        .87        .51
                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.36)            (.72)     (.74)      (.75)      (.77)      (.80)

   Dividends from net realized gain on investments . .       .--             (.01)     (.22)      (.19)      (.24)      (.08)
                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .        (.36)            (.73)     (.96)      (.94)     (1.01)      (.88)
                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $15.90           $15.61    $15.13     $15.15     $15.13     $15.27
                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN (1). . . . . . . . . . . . .        8.27%(2)         8.08%     6.27%      6.33%      6.01%      3.11%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .        1.43%(2)         1.42%     1.42%      1.44%      1.44%      1.38%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        4.45%(2)         4.61%     4.82%      4.82%      5.10%      4.88%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .          --               --        --         --        .01%       .09%

   Portfolio Turnover Rate . . . . . . . . . . . . .       17.70%(3)        41.46%    22.32%     56.88%     48.30%     19.96%

   Net Assets, end of period (000's Omitted) . . . .     $22,726          $20,938   $19,338    $19,031    $16,471    $13,861
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                           Class C Shares
                                                                            _______________________________________________
                                                                                Six Months Ended
                                                                                October 31, 1998   Year Ended April 30,
                                                                                                ___________________________

PER SHARE DATA:                                                            (Unaudited)         1998        1997      1996(1)
                                                                            __________        _______    _______     _______
   Net asset value, beginning of period  . . . . . . . . . . . . .            $15.61           $15.14     $15.16      $15.18
                                                                             _______          _______    _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . .               .34              .67        .69         .50

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . .               .29              .48        .20         .17

                                                                             _______          _______    _______     _______

   Total from Investment Operations  . . . . . . . . . . . . . . .               .63             1.15        .89         .67
                                                                             _______          _______    _______     _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . .              (.34)            (.67)      (.69)       (.50)

   Dividends from net realized gain on investments . . . . . . . .               .--             (.01)      (.22)       (.19)
                                                                             _______          _______    _______     _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . .              (.34)            (.68)      (.91)       (.69)
                                                                             _______          _______    _______     _______

   Net asset value, end of period  . . . . . . . . . . . . . . . .            $15.90           $15.61     $15.14      $15.16
                                                                             _______          _______    _______     _______


TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . . . . .              7.99%(3)         7.70%      5.94%       6.12%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . .              1.66%(3)         1.69%      1.72%       1.70%(3)

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . . . . .              4.13%(3)         4.26%      4.47%       4.47%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .             17.70%(4)        41.46%     22.32%      56.88%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .            $1,813             $640       $241        $133
-----------------------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Michigan Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $4,200 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

DREYFUS PREMIER STATE
MUNICIPAL BOND FUND, MICHIGAN SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

   Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $649 during the period ended October 31, 1998, from commissions earned on sales of the Fund's shares.

(B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $55,277 and $3,842, respectively, pursuant to the Distribution Plan.

   (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $187,563, $27,638 and $1,281, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $45,148 pursuant to the transfer agency agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $29,694,055 and $34,092,149, respectively.

   At October 31, 1998, accumulated net unrealized appreciation on investments was $14,178,501, consisting of $14,252,161 gross unrealized appreciation and $73,660 gross unrealized depreciation.

   At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, MICHIGAN SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         053/617SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                                MICHIGAN SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

                                   (reg.tm)